LEASES - Maturity analysis (Details) - USD ($) $ in Millions	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance leases
2022			$ 78
2023			68
2024			44
2025			28
2026			8
Imputed Interest			(5)
Total	$ 204	$ 219	222	$ 209
Operating leases
2022			403
2023			302
2024			236
2025			201
2026			121
Thereafter			190
Imputed Interest			(87)
Total			1,366
Facilities and equipment leases not yet commenced			$ 27